Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible assets
11. Intangible assets

Activity within intangible assets, for the year ended December 31, 2025 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2025	$—	$13,980	$16,034	$153	$30,167
Additions	—	—	3,845	—	3,845
Sale	—	—	(8)	—	(8)
Amortization	—	—	(4,887)	(97)	(4,984)
December 31, 2025	$—	$13,980	$14,984	$56	$29,020

As of December 31, 2025
Cost	$2,153	$13,980	$41,660	$969	$58,762
Accumulated amortization	(2,153)	—	(26,676)	(913)	(29,742)
Net book value	$—	$13,980	$14,984	$56	$29,020
There were no write-offs of intangible assets for the year ended December 31, 2025.
Activity within intangible assets, net, for the year ended December 31, 2024 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2024	$—	$13,980	$18,983	$250	$33,213
Additions	—	—	1,591	—	1,591
Amortization	—	—	(4,540)	(97)	(4,637)
December 31, 2024	$—	$13,980	$16,034	$153	$30,167

As of December 31, 2024
Cost	$2,153	$13,980	$37,854	$969	$54,956
Accumulated amortization	(2,153)	—	(21,820)	(816)	(24,789)
Net book value	$—	$13,980	$16,034	$153	$30,167

There were no write-offs of intangible assets for the year ended December 31, 2024.
Tradenames comprise indefinite-lived intangible assets, which have been allocated to the Mid-Atlantic business segment for purposes of impairment testing. No impairment was recognized in 2025, 2024, or 2023 (see Note 12 for additional information regarding impairment testing). In 2025, 2024, and 2023, for all other intangible assets, Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.